Taxes (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	37.00%	40.00%	40.00%
Presumptive income, percentage on beginning equity	3.00%	3.50%
Average effective tax rate	40.10%	42.10%	58.30%
Increase (decrease) in deferred tax liability (asset)	$ 102,255
Description of nature of potential income tax consequences that would result from payment of dividend	Further, if the earnings against which the dividends are distributed were not subject to corporate tax, said dividends are taxable by the income tax applicable during the distribution period (for 2018 the rate is 35%). In this scenario, the 5% tax on dividends will be applicable to the distributed amount, once it is reduced with the 35% income tax rate.
Current wealth tax Paid		$ 226,778
Description of applicability of surtax	An income tax surtax for profits above COP$800 million is set which will be 6% for 2017 and 4% for 2018.
Description of tax losses carry forward	Tax losses may be offset against ordinary net income obtained in the following 12 taxable years.
Deferred tax assets	$ 3,879,427	$ 4,016,161
Deferred tax assets for accumulated income tax losses	$ 4,078,439
Percentage Of Net Equity	3.50%
Normalization Tax Rate	6.50%
Normalization Tax Rate Liberalized Terms	normalization tax rate is 13% but it may be reduced by 50% if the taxpayer normalizes foreign assets and invests them in long-term projects
Description Of Vat Rate And Conditions	and it has been noted that VAT withholding may be up to 50% of the tax amount, subject to regulation by the National Government. The VAT rate remains at 19%.
Description Of Audit Benefit Terms	private settlement by taxpayers of income tax and supplements that increase net income tax by a minimum of at least 30%
Tax Returns Review period	6 years
Limitations Covering Tax Return With Favourable Balance Period		3 years
Description of Change in Limitation Period upon Compliance of Given Condition	when these have been filed extemporaneously. With respect to transfer pricing, the statute of limitations is 6 years.
Description of Extending the Limitation upon the Compliance of Given Conditions	With respect to tax returns where tax losses are calculated, the statute of limitations will be 12 years and if the losses are carried forward within the last 2 years of the 12–year period, the statute of limitations will be extended up to 3 additional years from the year of offsetting
Description of Change in Effective tax rate	The decrease compared to the previous year is mostly due to the following concepts: a) Decrease in the nominal rate 40% in 2017 to 37% in 2018; b) improvement of the results before taxes of the Ecopetrol Business Group; c) Effect for tax reform d) Adjustment for differential taxable bases; e) adjustment for differential tax rates of the Ecopetrol Business Group different from the nominal 37%, with a rate lower than the nominal rate; f) application of a lower rate for the long-term amortizable deferred tax asset; and g) elimination of wealth tax.
Description of Consistency in The Return When Increase in Minimum Tax rate	Under this benefit, private settlement by taxpayers of income tax and supplements that increase net income tax by a minimum of at least 30% or 20% over the net income tax of the immediately preceding year shall be considered firm for six (6) or twelve (12) months, respectively after the date of presentation if not notified of a deadline for correction or special requirement, or a special deadline or provisional settlement, provided that the return is filed timely and the payment is made within the established deadlines.
Threshold Limit of Income tax Below which Tax Benefit is Not Applicable	$ 2,433,170
Levy Of VAT Terms	real estate has been excluded unless the value of the first sale is higher than 26.800 tax value unit
Description of cases Value Added Tax are Applicable	Fixed assets are still not levied with VAT, except for real estate property for residential use, automobile and other fixed assets sold on the ordinary course of business in the name and on behalf of third parties. For this purposes, real estate has been excluded unless the value of the first sale is higher than 26.800 tax value unit (“UVT” by its acronyms in Spanish), approximately COP $854 million
Value Added Tax Applicable to Fixed Assets	5.00%
Percentage of gains	10.00%
Tax effect of tax losses	$ 4,292,418	$ 4,288,957
Base tax amount	2,981,901
Deferred tax assets amount unrecognized	$ 298,190
Machinery [member]
Disclosure of detailed information about income tax [Line Items]
Percentage of Depreciation on Property Plant and Equipment	10.00%
Vehicles [member]
Disclosure of detailed information about income tax [Line Items]
Percentage of Depreciation on Property Plant and Equipment	20.00%
Infrastructure [Member]
Disclosure of detailed information about income tax [Line Items]
Percentage of Depreciation on Property Plant and Equipment	2.22%
Unreported Assets and Nonexistent Liabilities [Member]
Disclosure of detailed information about income tax [Line Items]
Normalization Tax Rate	13.00%
2019 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	33.00%
Percentage Of Net Equity	1.50%
Withholding Dividend Tax Rate	7.50%
Presumtive income tax	1.50%
2020 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	32.00%
Percentage Of Net Equity	1.50%
2021 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	31.00%
2022 After [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	30.00%
2021 After [Member]
Disclosure of detailed information about income tax [Line Items]
Percentage Of Net Equity	0.00%
2019 and 2020 [Member]
Disclosure of detailed information about income tax [Line Items]
Presumtive income tax	0.00%
2018 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	33.00%
Unused tax losses [member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax Refineria	$ 31,863
Total Excess of Income tax and Accumulated Losses
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets	$ 1,002,063
Scenario plan [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	33.00%
Value added tax [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	19.00%
Tax rate effect from change in tax rate	5.00%
Dividend Tax Rate [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate		5.00%
Bioenergy S.A, Bionergy Zona Franca [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets for accumulated income tax losses	$ 47,803
Refineria de Cartagena [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets	948,671
Deferred tax assets for accumulated income tax losses	792,452
Bioenergy Zona Franca [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets	53,392
Bioenergy SA Ecopetrol Costa Afuera [Member] | Unused tax losses [member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets	70,393
Andean Chemicals Ltd. [Member] | Unused tax losses [member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets	$ 70,393
Ecopetrol Group [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	37.00%
Bottom of range [member]
Disclosure of detailed information about income tax [Line Items]
Withholding Dividend Tax Rate	5.00%
Tariff Percentage	30.00%
Top of range [member]
Disclosure of detailed information about income tax [Line Items]
Withholding Dividend Tax Rate	7.50%
Tariff Percentage	33.00%
Colombia [Member]
Disclosure of detailed information about income tax [Line Items]
Wealth Tax determined	$ 1,000
Withholding Dividend Tax Rate	7.50%
Free Trade Zone Area [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	15.00%	20.00%
Free trade zone with legal stability contract [Member] | Ecopetrol Group [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	15.00%